Average Annual Total Returns - Class T - DWS California Tax-Free Income Fund	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class T After tax on distributions 1 Year	Class T After tax on distributions 5 Years	Class T After tax on distributions 10 Years	Class T After tax on distributions and sale of fund shares 1 Year	Class T After tax on distributions and sale of fund shares 5 Years	Class T After tax on distributions and sale of fund shares 10 Years	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg California Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg California Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg California Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total		0.71%	2.56%	4.37%	(6.85%)	(0.05%)	2.43%	(6.65%)	0.07%	2.28%	5.21%	3.91%	4.63%	5.15%	3.84%	5.07%